Related Party Balances and Transactions - Schedule of Amount Due to Related Parties-current (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Amount due to related parties		$ 4,253	¥ 29,606	¥ 82,948
Hunan Qindao Network Media Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[1]		29,596	43,178
Ordinary Shareholders [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[2]		0	39,704
Unpaid Repurchase [Member] | Ordinary Shareholders [Member]
Related Party Transaction [Line Items]
Amount due to related parties				39,704
Unpaid Revenue [Member] | Hunan Qindao Network Media Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties			¥ 29,596	¥ 43,178

[1]	The amount of RMB43,178 as of December 31, 2018 primarily represented the unpaid revenue sharing of live video service to Hunan Qindao Network Media Technology Co., Ltd.
[2]	The amount of RMB39,704 and RMB0 as of December 31, 2018 and 2019 primarily included the unpaid repurchase amount by the Group to its ordinary shareholders.